Convertible Notes - Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 10, 2021	Feb. 26, 2020	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Issuance of notes payable				$ 2,200	$ 4,200
Total principal balance of Convertible Notes outstanding	$ 35,063			35,063	35,494	$ 35,063	$ 35,494
Repurchase of convertible notes	1,800			1,800		1,800
Realized gain on Convertible Notes	500				2,300	467	2,252
Interest expense						4,157	4,334
Convertible Notes
Debt Instrument [Line Items]
Issuance of notes payable			$ 30,000
Debt instrument maturity date			Feb. 26, 2030
Total principal balance of Convertible Notes outstanding	35,100			$ 35,100		35,100
Issuance of notes to related parties.						$ 17,000
Repurchase of convertible notes					$ 2,100		2,100
Accrued interest rate on notes payable			5.00%
Notes payable, interest rate description						the Company issued notes at par with an aggregate principal balance of $30 million due on February 26, 2030 that accrue interest at 5.0% per annum, payable semiannually in arrears on June 30 and December 31, commencing June 30, 2020, in cash or in-kind at the option of the Company
Number of common stock shares issuable upon conversion of each $1000 principal debt amount			288.0018
Debt issuance costs						$ 1,200
Amortization period of convertible notes debt discount and debt issuance costs						10 years
Interest expense						$ 1,900	2,100
Paid-in-kind interest						$ 1,800	$ 1,900
MAST Capital | Additional Convertible Notes
Debt Instrument [Line Items]
Issuance of notes payable		$ 2,300
Matthew A. Drapkin | Convertible Notes
Debt Instrument [Line Items]
Issuance of notes to related parties.	7,800
Number of common stock shares issuable upon conversion of convertible notes						2,250,113
Jason W. Reese | Convertible Notes
Debt Instrument [Line Items]
Issuance of notes to related parties.	8,300
Number of common stock shares issuable upon conversion of convertible notes						2,400,112
Eric J Scheyer | Convertible Notes
Debt Instrument [Line Items]
Issuance of notes to related parties.	$ 800
PC Elfun | Convertible Notes
Debt Instrument [Line Items]
Number of common stock shares issuable upon conversion of convertible notes						3,281,402
Shares issued convertible notes, Value						$ 11,400